Fair Value Measurements (Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 72,414	$ 94,156
Short-term investments	702,372	744,498
Debt investments	21,095	21,095
Long-term time deposits	350,659	331,290
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Debt investments	0	0
Long-term time deposits	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	72,414	94,156
Short-term investments	702,372	744,498
Debt investments	0	0
Long-term time deposits	350,659	331,290
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Short-term investments	0	0
Debt investments	21,095	21,095
Long-term time deposits	$ 0	$ 0